Document and Entity Information	Dec. 08, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001808898
Document Type	8-K/A
Document Period End Date	Dec. 08, 2021
Entity Registrant Name	BENITEC BIOPHARMA INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39267
Entity Tax Identification Number	84-4620206
Entity Address, Address Line One	3940 Trust Way
Entity Address, City or Town	Hayward
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94545
City Area Code	(510)
Local Phone Number	780-0819
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001
Trading Symbol	BNTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	As previously reported in the Current Report on Form 8-K filed by Benitec Biopharma Inc. (the “Company”) on December 13, 2021 (the “Original Form 8-K”), in a non-binding advisory vote held at the Company’s 2021 Annual Meeting of Stockholders on December 8, 2021 on the frequency of future advisory votes to approve the compensation of the Company’s named executive officers (“Say-on-Pay Votes”), the Company’s stockholders expressed their preference for a Say-on-Pay Vote to be conducted annually. On January 19, 2022, the Company’s board of directors determined that future Say-on-Pay Votes will be conducted every one year. The Company’s board of directors will re-evaluate this determination after the next stockholder advisory vote on the frequency of Say-on-Pay Votes. The sole purpose of this amendment to the Original Form 8-K filed is to disclose the Company’s decision regarding how frequently it will conduct future Say-on-Pay Votes. No other changes have been made to the Original Form 8-K.